DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2015
Discontinued Operations
Operating Results of Discontinued Operation

	Year Ended December 31,
	2014	2013

Revenues	$-	$7,564
Cost of sales	-	4,417
Gross profit	-	3,147

Operating expenses:
Research and development	-	960
Selling, general and administrative	-	4,355
Gain on sale of assets	(250)	(2,770)
Total operating expenses	(250)	2,545

Operating income	250	602
Interest expense	-	(8)
Income before income taxes	250	594
Income tax expense	-	14
Income from discontinued operations	$250	$580